SHARE-BASED PAYMENT (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment
Number of options, Outstanding at beginning of year	1,522,975	2,213,812
Weighted average of exercise price, Outstanding at the beginning of year	$ 7.5	$ 7.1
Number of options, Granted	135,000	285,008
Weighted average of exercise price, Granted	$ 4.7	$ 5.4
Number of options, Exercised		(246,642)
Weighted average of exercise price, Exercised		$ 5.8
Number of options, Expired	(52,625)	(535,667)
Weighted average of exercise price, Expired	$ 5.9	$ 7.4
Number of options, Forfeited	(52,967)	(193,916)
Weighted average of exercise price, Forfeited	$ 6.8	$ 6.7
Number of options, Outstanding at year end	1,552,383	1,522,975
Weighted average of exercise price, Outstanding at year end	$ 4.6	$ 7.5
Number of options, Exercisable at year end	1,070,917	839,418
Weighted average of exercise price, Exercisable at year end	$ 4.7	$ 9.5